Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 100,062,957	$ 129,114,803
Receivable from related party	112,895	104,476
Trade and other receivables	4,743,869	3,211,563
Claims receivable		70,273
Inventories	2,916,254	2,958,666
Advances and prepayments	1,249,402	1,386,003
Restricted cash	13,455,766	2,896,677
Vessel held for sale	831,226
Total current assets	123,372,369	139,742,461
Non current assets
Advances for vessels under construction and acquisitions	44,031,882	88,965,085
Vessels, net	864,689,888	711,352,845
Other receivables from related party	115,599	228,494
Restricted cash	5,146,877	2,500,000
Deferred finance charges	390,000	1,569,375
Fair value of derivatives	127,555
Total non current assets	914,501,801	804,615,799
Total assets	1,037,874,170	944,358,260
Current liabilities
Payable to related party	9,188,852	4,941,896
Trade accounts payable	8,328,878	8,843,593
Accrued liabilities	5,602,939	3,903,027
Deferred income	4,954,193	6,711,945
Deferred income – related party	413,157	180,383
Fair value of derivatives	297,656	583,368
Current portion of long-term debt	74,928,451	42,125,662
Total current liabilities	103,714,126	67,289,874
Non current liabilities
Fair value of derivatives	681,197	1,873,295
Customer deposits	2,556,700
Deferred gain on sale and leaseback of vessels	580,701	775,741
Deferred income	56,183	172,428
Long-term debt	347,234,103	281,856,648
Total noncurrent liabilities	351,108,884	284,678,112
Total liabilities	$ 454,823,010	$ 351,967,986
Commitments and contingencies
Stockholders’ equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 44,285,108 shares issued and 42,889,773 shares outstanding at December 31, 2014 and 44,285,108 shares issued and 40,517,676 shares outstanding at December 31, 2015 with a par value of $0.01 per share	$ 442,850	$ 442,850
Treasury stock, 1,395,335 shares at December 31, 2014 and 3,767,432 shares at December 31, 2015 with a par value of $0.01 per share	(20,486,872)	(7,541,264)
Additional paid-in capital	501,002,146	499,862,062
Retained earnings	102,486,324	99,919,646
Accumulated other comprehensive loss	(393,288)	(293,020)
Total stockholders’ equity	583,051,160	592,390,274
Total liabilities and stockholders’ equity	$ 1,037,874,170	$ 944,358,260